Business Description and Basis of Preparation (Policies)	6 Months Ended
Jun. 30, 2026
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General business description

General business description

Thomson Reuters Corporation is an Ontario, Canada corporation with common shares listed on the Toronto Stock Exchange ("TSX") and on the U.S. stock exchange, The Nasdaq Stock Market LLC (“Nasdaq”), under the ticker symbol “TRI”, and its Series II preference shares are listed on the TSX.

Unless otherwise indicated or the context otherwise requires, references in these consolidated financial statements to the “Company” and “Thomson Reuters” are to Thomson Reuters Corporation and its subsidiaries.

The Company serves professionals across legal, tax, audit, accounting, compliance, government, and media. The Company's products combine highly specialized software and insights to empower professionals with the data, intelligence, and solutions needed to make informed decisions, and to help institutions in their pursuit of justice, truth and transparency. Reuters, part of Thomson Reuters, is a world leading provider of trusted journalism and news.

These unaudited interim consolidated financial statements (“interim financial statements”) were approved by the Audit Committee of the Board of Directors of the Company on August 4, 2026.

Basis of preparation

Basis of preparation

The interim financial statements were prepared using the same accounting policies and methods as those used in the Company’s consolidated financial statements for the year ended December 31, 2025, except as described below. The interim financial statements comply with International Accounting Standard 34, Interim Financial Reporting (“IAS 34”). Accordingly, certain information and footnote disclosure normally included in annual financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board ("IASB"), have been omitted or condensed.

The preparation of financial statements in accordance with IAS 34 requires the use of certain critical accounting estimates. It also requires management to exercise judgment in applying the Company’s accounting policies. The areas involving more judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements have been disclosed in note 2 of the consolidated financial statements for the year ended December 31, 2025.

The Company continues to operate in an uncertain macroeconomic environment, reflecting ongoing geopolitical risk, uneven economic growth, and an evolving interest rate and inflationary backdrop, among other factors. While the Company is closely monitoring these conditions to assess potential impacts on its businesses, some of management’s estimates and judgments may be more variable and may change materially in the future due to the significant uncertainty created by these circumstances.

The accompanying interim financial statements include all adjustments, composed of normal recurring adjustments, considered necessary by management to fairly state the Company’s results of operations, financial position and cash flows. The operating results for interim periods are not necessarily indicative of results that may be expected for any other interim period or for the full year. These interim financial statements should be read in conjunction with the Company’s consolidated financial statements for the year ended December 31, 2025, which are included in the Company’s 2025 annual report.

Changes in accounting policies

Changes in accounting policies

In May 2024, the IASB issued amendments to IFRS 9, Financial Instruments and IFRS 7, Financial Instruments: Disclosures. The amendments introduce:

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An election permitting derecognition of financial liabilities that are settled through an electronic payment system before the actual settlement date, if certain conditions are met; and
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Expanded annual disclosures for (a) investments in equity instruments and (b) financial liabilities that have features unrelated to basic lending risks, such as achieving sustainability targets, that could affect the cash flows of those liabilities.

The amendments were effective for reporting periods beginning January 1, 2026 and did not have a material impact on the Company’s financial statements.

Recent accounting pronouncements

Recent accounting pronouncements

IFRS 18, Presentation and Disclosure in Financial Statements and associated amendments to IAS 7, Statement of Cash Flows

In April 2024, the IASB issued IFRS 18 and amendments to IAS 7. IFRS 18 will replace IAS 1, Presentation of Financial Statements. IFRS 18 and related interpretations, together with the amendments to IAS 7, are effective for reporting periods beginning January 1, 2027, with retrospective application. Both IFRS 18 and the amendments to IAS 7 are presentation and disclosure related and do not impact the measurement of the Company’s results of operations, financial condition or cash flows.

IFRS 18 will change the presentation of the Company’s financial statements and add new disclosure requirements. Specifically, the new standard requires:

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The consolidated income statement to be structured according to operating, investing, financing, income taxes and discontinued operations categories. IFRS 18 also requires subtotals for “Operating Profit” and “Profit Before Financing and Income Taxes”;
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Management-defined performance measurements (“MPMs”), which represent certain of the Company’s non-IFRS measures, need to be identified, defined, and have an explanation of why each one is useful. Each MPM must be reconciled to the most directly comparable IFRS subtotal. All disclosures related to MPMs must be disclosed in a single note within the consolidated financial statements; and
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The application of enhanced guidance related to the grouping of financial information associated with amounts presented within the financial statements, otherwise known as aggregation or disaggregation.

The Company is in the process of assessing its consolidated income statement and other financial statements according to the IFRS 18 and IAS 7 amendments guidance set forth in the standards. Additionally, the Company is evaluating its non-IFRS measures to identify those that meet the definition of a MPM.

Other pronouncements issued by the IASB and International Financial Reporting Interpretations Committee (“IFRIC”) are not applicable or consequential to the Company.

Revisions to Segment Results

Revisions to segment results

In the first quarter of 2026, the Company changed its segment reporting to reflect how it currently manages its segments. The change reflects the transfer of certain customers and their related revenues and expenses among the Company's Legal Professionals, Corporates and Tax, Audit & Accounting Professionals segments. These changes impact the financial results of the Company's segments, but do not change its consolidated financial results. The following summarizes the changes to the applicable segment's reported amounts.

Three months ended June 30, 2025

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Legal Professionals revenues decreased $5 million to $704 million and adjusted EBITDA was unchanged at $339 million;
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Corporates revenues increased $8 million to $480 million and adjusted EBITDA increased $3 million to $172 million; and
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Tax, Audit & Accounting Professionals revenues decreased $3 million to $274 million and adjusted EBITDA decreased $3 million to $110 million.

Six months ended June 30, 2025

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Legal Professionals revenues decreased $10 million to $1,392 million and adjusted EBITDA was unchanged at $675 million;
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Corporates revenues increased $15 million to $1,028 million and adjusted EBITDA increased $5 million to $387 million; and
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Tax, Audit & Accounting Professionals revenues decreased $5 million to $632 million and adjusted EBITDA decreased $5 million to $318 million.